Accrued Expenses and Other Current Liabilities - Narrative (Details)	12 Months Ended
Dec. 31, 2016
Minimum
Supplementary Insurance Information, by Segment [Line Items]
Financed insurance premium interest rate, percent	1.79%
Maximum
Supplementary Insurance Information, by Segment [Line Items]
Financed insurance premium interest rate, percent	5.00%